Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 15: COMMITMENTS AND CONTINGENCIES

In connection with the acquisition of Horamar, the Company recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values.  As it relates to these contingencies, the prior owners of Horamar agreed to indemnify the Company in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020.  As of December 31, 2011, the remaining liability related to these pre-acquisition contingencies amounted to $2,764
($4,674 in 2010; $6,003 in 2009) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.

As of December 31, 2010 the Company had issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. (Petrosan) of all its obligations to Vitol S.A. (Vitol) up to $4,000. This guarantee expired on August 18, 2011.

On July 19, 2011 and  in consideration of Gunvor S.A. entering into sales of oil or petroleum products with Petrosan, the Company  has undertaken to pay to Gunvor S.A. on first demand any obligations arising directly from the non-fulfillment of said contracts.  The guarantee did not exceed $1,500 and remained in full force and effect until December 31, 2011.

As of March 1, 2012 the Company issued a guarantee and indemnity letter that guaranteed the performance by Petrolera an Antonio S.A. (Petrosan) of all its obligations to Vitol S.A. (Vitol) up to $10,000. This guarantee expires on March 1, 2013.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs of such actions will have a material effect on the Company's consolidated financial position or results of operations.